Annual Operating Expenses {- Fidelity® Blue Chip Value Fund} - 07.31 Fidelity Blue Chip Growth Fund & Fidelity Blue Chip Value Fund Retail Combo PRO-07 - Fidelity® Blue Chip Value Fund - Fidelity Blue Chip Value Fund-Default
	Sep. 29, 2022
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.41%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	0.63%

[1]

(a)The management fee is comprised of a basic fee of 0.53% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the Russell 1000® Value Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.